CONVERTIBLE BONDS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
CONVERTIBLE BONDS PAYABLE
Schedule of convertible notes payable

	As of December 31,
	2022	2023

Convertible Notes due 2025	2,083,829	566
Convertible Notes due 2029	4,294,985	4,373,386
Convertible Notes due 2030	—	4,060,814

Total	6,378,814	8,434,766
Including:
- Current	2,083,829	—
- Non-current	4,294,985	8,434,766

Schedule of interest expenses

	Years ended December 31,
	2021	2022	2023

Contractual interest	38,720	48,996	202,776
Amortization of issuance cost	11,617	16,813	20,015

Total interest expenses	50,337	65,809	222,791